SEGMENT INFORMATION (Schedule of Operating Income by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	$ 43,104	$ 36,525	$ 85,246	$ 70,613
Revenues internal	0		0	0
Cost of revenues	32,279	28,541	64,467	55,563
Gross profit	10,825	7,984	20,779	15,050
Research and development	240	343	564	620
Selling and marketing	2,185	1,993	4,113	3,653
General and administrative	3,965	2,916	7,497	6,225
Other expenses (income)	0	(2)	0	(390)
Operating income (loss)	4,435	2,734	8,605	4,942
Financial expense, net	(1,100)	(307)	(1,158)	(756)
Profit (loss) before taxes on income	3,335	2,427	7,447	4,186
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	9,608	9,367	19,694	18,382
Revenues internal	53	222	390	507
Cost of revenues	6,714	5,936	13,887	12,275
Gross profit	2,947	3,653	6,197	6,614
Research and development	171	96	320	206
Selling and marketing	452	470	903	1,124
General and administrative	1,403	968	2,480	2,004
Other expenses (income)		(2)		0
Operating income (loss)	921	2,121	2,494	3,280
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	11,248	10,220	22,820	19,459
Revenues internal	277	728	845	1,499
Cost of revenues	8,139	9,497	16,962	17,632
Gross profit	3,386	1,451	6,703	3,326
Research and development	172	91	312	155
Selling and marketing	582	590	1,136	964
General and administrative	944	757	1,739	1,673
Other expenses (income)		0		(2)
Operating income (loss)	1,688	13	3,516	536
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	19,996	15,191	38,294	29,163
Revenues internal	0		0	0
Cost of revenues	16,700	12,832	32,745	25,396
Gross profit	3,296	2,359	5,549	3,767
Research and development	0	128	0	227
Selling and marketing	1,009	813	1,797	1,377
General and administrative	1,455	1,127	2,958	2,289
Other expenses (income)		0		(388)
Operating income (loss)	832	291	794	262
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	2,252	1,747	4,438	3,609
Revenues internal	0		0	0
Cost of revenues	1,083	1,101	2,191	2,186
Gross profit	1,169	646	2,247	1,423
Research and development	(103)	28	(68)	32
Selling and marketing	142	120	277	188
General and administrative	163	64	320	259
Other expenses (income)		0		0
Operating income (loss)	967	434	1,718	944
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	0	0	0	0
Revenues internal	(330)	(950)	(1,235)	(2,006)
Cost of revenues	(357)	(825)	(1,318)	(1,926)
Gross profit	27	(125)	83	(80)
Research and development	0	0	0	0
Selling and marketing	0	0	0	0
General and administrative	0	0	0	0
Operating income (loss)	$ 27	$ (125)	$ 83	$ (80)